ORGANIZATION AND BUSINESS DESCRIPTION (Details)	Sep. 30, 2024	Nov. 29, 2022	Jul. 16, 2015
Company ownership percentage	100.00%
YSX HK
Percentage of ownership	100.00%	100.00%
WFOE
Percentage of ownership	100.00%
Xinjiang YSX | Chuangzhan
Percentage of ownership			100.00%
Xinjiang YSX | Anjielun
Percentage of ownership			100.00%
Xinjiang YSX | YSX Network
Percentage of ownership			100.00%